INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2022 USD ($)
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 15,767			¥ 15,767	$ 2,354
Less: Accumulated depreciation	(1,184)			(1,610)	(177)
Impairment of intangible assets	(7,911)	$ (1,181)
Intangible assets, net	113			8,857	17
Amortization of intangible assets	833	125	¥ 275
Fair value of intangible assets	0
Anpai Shanghai
INTANGIBLE ASSETS, NET
Intangible assets, gross	9,170
Less: Accumulated depreciation	1,259
Intangible assets, net	7,911				1,181
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	1,297			1,297	194
Customer relationship
INTANGIBLE ASSETS, NET
Intangible assets, gross	9,170			9,170	1,369
Impairment of intangible assets	(9,170)	(1,369)
Medical license
INTANGIBLE ASSETS, NET
Intangible assets, gross	5,300			5,300	$ 791
Impairment of intangible assets	¥ (5,300)	$ (791)		¥ (5,300)